Loans (Recorded Investment In Nonaccrual, Restructured And Loans Past Due 90 Days Or More And Accruing) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	$ 195,106	$ 289,268
Accruing restructured loans	28,683
Loans past due 90 days or more and accruing	3,561	3,693
Total nonperforming loans	227,350	292,961
Commercial, Financial And Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	37,797	19,276
Accruing restructured loans	2,848
Loans past due 90 days or more and accruing
Total nonperforming loans	40,645	19,276
Construction Real Estate - Vision Commercial Land And Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	25,761	87,424
Accruing restructured loans
Loans past due 90 days or more and accruing
Total nonperforming loans	25,761	87,424
Construction Real Estate - Remaining Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	14,021	27,080
Accruing restructured loans	11,891
Loans past due 90 days or more and accruing
Total nonperforming loans	25,912	27,080
Construction Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	66	354
Accruing restructured loans
Loans past due 90 days or more and accruing
Total nonperforming loans	66	354
Construction Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	30	417
Accruing restructured loans
Loans past due 90 days or more and accruing		13
Total nonperforming loans	30	430
Residential Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	43,461	60,227
Accruing restructured loans	815
Loans past due 90 days or more and accruing
Total nonperforming loans	44,276	60,227
Residential Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	25,201	32,479
Accruing restructured loans	4,757
Loans past due 90 days or more and accruing	2,610	2,175
Total nonperforming loans	32,568	34,654
Residential Real Estate - HELOC [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	1,412	964
Accruing restructured loans
Loans past due 90 days or more and accruing		149
Total nonperforming loans	1,412	1,113
Residential Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	1,777	1,195
Accruing restructured loans	98
Loans past due 90 days or more and accruing	58	277
Total nonperforming loans	1,933	1,472
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	43,704	57,941
Accruing restructured loans	8,274
Loans past due 90 days or more and accruing		20
Total nonperforming loans	51,978	57,961
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans	1,876	1,911
Accruing restructured loans
Loans past due 90 days or more and accruing	893	1,059
Total nonperforming loans	2,769	2,970
Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans
Accruing restructured loans
Loans past due 90 days or more and accruing
Total nonperforming loans